Short-Term and Long-Term Borrowings (Details) - Schedule of Maturity Analysis of Long-Term Borrowings	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Sep. 30, 2023 USD ($)
Schedule of Maturity Analysis of Long-Term Borrowings [Abstarct]
2025	$ 2,770	¥ 20,000
2026	2,770	20,000
2027	1,767,240	12,760,000
2028
2029 and thereafter
Total	$ 1,772,780	¥ 12,800,000	$ 5,442,709